Fair Value Measurements and Investments	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair Value Measurements and Investments	Note 6. Fair Value Measurements and Investments
Note 6. Fair Value Measurements and Investments
In accordance with ASC 820, the Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them for each reporting period. This determination requires significant judgments to be made by the Company.
The Company’s financial assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of the following dates:

	Fair Value as of December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Derivative assets	$—	$74,627	$—	$74,627
Derivative liabilities	—	(2,817)	—	(2,817)
Investments at fair value	—	—	73,353	73,353
Total	$—	$71,810	$73,353	$145,163

	Fair Value as of December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Derivative assets	$—	$116,127	$—	$116,127
Derivative liabilities	—	(160)	—	(160)
Investments at fair value	—	—	74,136	74,136
Contingent consideration	—	—	(300)	(300)
Total	$—	$115,967	$73,836	$189,803
The following table reconciles the beginning and ending balances for instruments that are recognized at fair value using Level 3 inputs in the Consolidated Financial Statements as of December 31, 2025, 2024 and 2023 using significant unobservable inputs:

(in thousands)	Investments at fair value	Contingent consideration	OYA bankruptcy claim receivable	Total
Balance as of December 31, 2022	$92,554	$(75,700)	$—	$16,854
Contributions to investees	5,298	—	—	5,298
Return of capital	(3,906)	—	—	(3,906)
Change in fair value of investments, net	932	—	—	932
Change in contingent consideration	—	603	—	603
Reclassification of participating Earnout Shares	—	32,790	—	32,790
Balance as of December 31, 2023	$94,878	$(42,307)	$—	$52,571
Contributions to investees	734	—	—	734
Return of capital	(6,775)	—	—	(6,775)
Change in fair value of investments, net	(14,701)	—	—	(14,701)
Change in contingent consideration	—	39,348	—	39,348
Reclassification of participating Earnout Shares	—	2,659	—	2,659
Balance as of December 31, 2024	$74,136	$(300)	$—	$73,836
Contributions to investees	219	—	—	219
Divestiture and bankruptcy claim approval of OYA	(5,314)	—	12,692	7,378
Contribution to GDEV OYA Lender	12,692	—	(12,692)	—
Return of capital from GDEV OYA Lender	(3,000)	—	—	(3,000)
Change in fair value of investments, net	(5,380)	—	—	(5,380)
Change in contingent consideration	—	300	—	300
Balance as of December 31, 2025	$73,353	$—	$—	$73,353
The Company does not have any non-financial assets or liabilities measured at fair value as of December 31, 2025. There were no transfers between Levels 1, 2, or 3 for the year ended December 31, 2025.
Derivative assets and liabilities
The Company estimates the fair value of its interest rate derivatives using a discounted cash flow valuation technique based on the net amount of estimated future cash flows related to the agreements. The primary inputs used in the fair value measurement include the contractual terms of the derivative agreements, current interest rates, and credit spreads. The significant inputs for the resulting fair value measurement are market-observable inputs, and thus the swaps are classified as Level 2 in the fair value hierarchy.
During 2024, the Company entered into an option contract with a counterparty for the right, but not the obligation, to enter into an interest rate swap with the counterparty in exchange for a premium price of $2.6 million. The option expired on March 27, 2025. The option was classified as Level 2 in the fair value hierarchy. Refer to Note 12. Derivative Instruments for further detail.
Investments at fair value
In the table above, certain equity method and other investments included within investments at fair value may be valued at the purchase price for a period of time after an acquisition as the best indicator of fair value. In addition, certain valuations of investments may be entirely or partially derived by reference to observable valuation measures for a pending or consummated transaction. In the absence of quoted prices in active markets, the Company uses a variety of techniques to measure the fair value of its investments. The methodologies incorporate the Company’s assumptions about the factors that a market participant would use to value the investment. The various unobservable inputs used to determine the Level 3 valuations may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements. Refer to Unconsolidated Variable Interest Entities in Note 5. Variable Interest Entities for additional information on the Company’s investments at fair value.
The following table quantifies the significant unobservable inputs used in determining the fair value of equity method investments as of December 31, 2025:

Unobservable Input	Input/Range
Aurora Solar - Discount rate	10.0%
Aurora Solar - kWh production	0.5%
Aurora Solar - Estimated remaining useful life	27 years
GDEV OYA Lender - Discount rate	25%
GDEV OYA Lender - Attrition	25%-75%
GDEV OYA Lender - Price per watt	$0.30-$0.50
The Company, through its majority-owned subsidiary GDEV GP, holds an investment in GDEV as of December 31, 2025 and 2024 and accounts for this investment as an equity method investment. In addition, the Company accounts for GDEV II as an equity method investment which investment was made through its majority-owned subsidiary GDEV GP II as discussed in Note 5. Variable Interest Entities.
As of December 31, 2025, the Company has unfunded commitments to GDEV I and GDEV II of $0.2 million and $0.2 million, respectively. The GDEV I and GDEV II LLCAs do not permit the partners to make withdrawals of any of their capital contributions. GDEV GP and GDEV GP II are required to cause the respective partnerships to distribute amounts available for distribution to the partners within 90 days of the receipt of such amounts.
The following table presents the Company’s investments at fair value reported in Investments, at fair value on the Consolidated Balance Sheets as of December 31, 2025 and December 31, 2024:

(in thousands)	December 31, 2025	December 31, 2024
Aurora	$60,722	$60,348
OYA(1)	—	5,913
GDEV OYA Lender	6,614	—
GDEV I	2,688	3,771
GDEV II	3,329	4,104
Total investments at fair value	$73,353	$74,136
__________________
(1)The Company derecognized the investment in OYA and recognized a bankruptcy claim receivable for the amount, which was subsequently contributed to GDEV OYA Lender. See details above and in Note 5. Variable Interest Entities.
The following table presents Total Change in fair value of investments, net of each of the Company’s investments for the periods indicated below:

	For the years ended December 31,
(in thousands)	2025	2024	2023
Aurora	$373	$(12,614)	1,623
OYA	(598)	(3,732)	(1,782)
GDEV OYA Lender	(3,078)	—
GDEV	(1,153)	(292)	1,124
GDEV II	(924)	1,937	(33)
Total Change in fair value of investments, net	$(5,380)	$(14,701)	932
The change in fair value of the Company’s investments is recorded in Change in fair value of investments, net on the Consolidated Statements of Operations.
Contingent Consideration
The Company estimates the fair value of its contingent consideration related to Earnout Shares based on the probability of the contingency being met and the expected timing of when the Earnout Shares are expected to become participating. The fair value of the contingent consideration is measured based on significant unobservable inputs, including the contractual payment amount due upon reaching the designated thresholds, the discount rate, and the date when payment is expected, and is classified as Level 3 in the fair value hierarchy. The contingent consideration is reflected in Other noncurrent liabilities included in Noncurrent liabilities on the Consolidated Balance Sheets. The change in the fair value of contingent consideration was recorded within Change in fair value of contingent consideration on the Consolidated Statements of Operations.
The following table presents the change in fair value of contingent consideration for the periods indicated below:

	For the years ended December 31,
(in thousands)	2025	2024	2023
Change in fair value of contingent consideration	$(300)	$(39,348)	(603)
For the years ended December 31, 2025, 2024 and 2023, there was nil, $2.7 million and $32.8 million contingent consideration settled with the participation of Earnout Shares issued in connection with the Acquisition. The amount was reclassified from Other noncurrent liabilities to Common shares, par value, and Additional paid-in capital on the Consolidated Balance Sheets. Refer to Note 18. Equity for further detail.
Note 5. Fair Value Measurements and Investments
Note 5. Fair Value Measurements and Investments